Investment in Associates - Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Balance of investment, beginning of period	$ 71,560
Income (loss) in associate	4,347	$ 10,529
Balance of investment, end of period	78,657	71,560
Maverix Metals Inc. [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	71,560	84,319
Acquisition (disposition) of shares in associate	2,616	(23,467)
Adjustment for change in ownership interest	(22)	1,489
Dividends	(1,220)	(1,310)
Dilution (losses) gains	(34)	9,160
Income (loss) in associate	4,510	1,369
Balance of investment, end of period	77,410	71,560
Other [member]
Disclosure of associates [line items]
Balance of investment, beginning of period	0
Balance of investment, end of period	$ 1,247	$ 0